Financial Risks - Schedule of Credit Risk Concentration - Credit Rating (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 28,155	€ 30,942
AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	10,700	11,190
A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	28,345	28,718
BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	30,286	28,264
BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	2,001	2,279
B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	927	1,000
CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,014	1,237
Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	676	388
A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	102,105	104,018
Government bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	19,740	22,335
Government bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	5,476	5,657
Government bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,228	1,056
Government bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,094	1,175
Government bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	238	90
Government bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	348	308
Government bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	5	6
Government bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	28,127	30,627
Corporate bonds [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	754	766
Corporate bonds [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	4,099	4,181
Corporate bonds [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	25,470	26,438
Corporate bonds [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	28,855	26,769
Corporate bonds [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,700	2,055
Corporate bonds [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	553	639
Corporate bonds [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	183	282
Corporate bonds [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	3	2
Corporate bonds [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	61,617	61,132
RMBs CMBSs ABSs [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	5,779	6,256
RMBs CMBSs ABSs [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,125	1,352
RMBs CMBSs ABSs [member] | A [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,648	1,224
RMBs CMBSs ABSs [member] | BBB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	338	320
RMBs CMBSs ABSs [member] | BB [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	63	133
RMBs CMBSs ABSs [member] | B [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	26	53
RMBs CMBSs ABSs [member] | CCC or lower [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	826	949
RMBs CMBSs ABSs [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	24	2
RMBs CMBSs ABSs [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	9,830	10,289
Other credit grades [member] | AAA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	1,882	1,585
Other credit grades [member] | AA [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating		0
Other credit grades [member] | Assets not rated [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	649	385
Other credit grades [member] | A credit rating [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations credit rating	€ 2,531	€ 1,970